Consolidated Statements of Comprehensive Income/(Loss) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income (loss)	$ 44.9	$ 31.2	$ 103.7	$ 61.9	$ 86.7	$ 17.0	$ (772.7)
Net income / (loss)	44.9	31.2			86.7	17.0	(772.7)
Equity securities activity:
Change in fair value of available-for-sale securities, net of income tax benefit/(expense)					0.0	0.5	0.2
Reclassification to earnings of available-for-sale securities, net of income tax expense/(benefit)					0.0	(0.1)	0.0
AOCI reclassed to Retained Earnings, net of tax					(1.1)
Total change in fair value of available-for-sale securities					0.0	0.4	0.2
Derivative activity:
Change in derivative fair value, net of income tax benefit/(expense)	(0.1)	0.0	(0.9)	0.5	(0.1)	12.4	16.1
Reclassification of earnings, net of income tax benefit/(expense)	0.0	(0.2)	(0.1)	(0.5)	(0.7)	(0.7)	(0.8)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives Related to Discontinued Operations, Net of Tax					0.0	(5.5)	(29.2)
Total change in fair value of derivatives	(0.1)	(0.2)	(1.0)	0.0	(0.8)	6.2	(13.9)
Pension and postretirement activity:
Prior service cost for the period, net of income tax benefit/(expense)					(2.2)	(1.9)	(0.1)
Net loss for the period, net of income tax benefit/(expense)					1.7	(0.8)	(5.9)
Reclassification to earnings, net of income tax benefit/(expense)	1.7	0.8	2.1	2.5	3.3	4.5	5.9
Total change in unfunded pension obligation	1.7	0.8	2.1	2.5	2.8	1.8	(0.1)
Other comprehensive income / (loss)	1.6	0.6	1.1	2.5	2.0	8.4	(13.8)
Net comprehensive income / (loss)	$ 46.5	$ 31.8	$ 104.8	$ 64.4	$ 88.7	$ 25.4	$ (786.5)